Nature of the Organization and Business (Details) - USD ($) $ in Millions	Mar. 09, 2023	Jun. 30, 2025
Aoji Holdings Co., Ltd [Member]
Nature of the Organization and Business [Line Items]
Equity interest percentage	100.00%
Cash consideration (in Dollars)	$ 30.0
BaiJiaYun VIE [Member]
Nature of the Organization and Business [Line Items]
Equity interest percentage		50.00%